Related Party Transactions	3 Months Ended
Sep. 30, 2022
Related Party Transactions.
Related Party Transactions

9.Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, and include directors and officers of the Company.

Compensation to key management is comprised of the following:

	September 30,	September 30,
	2022	2021
Management fees	$513,886	$369,522
Share-based payments	-	940,268
	$513,886	$1,309,790

As at September 30, 2022, there is $294,156 (June 30, 2022: $287,063) in accounts payable and accrued liabilities owing to officers of the Company. Amounts due to/from the key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.

9.	Related Party Transactions – continued

On June 17, 2022, the Company entered into a Master Services Agreement (“the MSA”) with Telescope Innovations Corp. (“Telescope”). Robert Mintak, CEO of the Company and Dr. Andy Robinson, President and COO of the Company are directors of Telescope Innovations Corp. Under the MSA, Telescope will provide various research and development (“R&D”) services for the purpose of developing new technologies. The Company will fund an initial project for one year under the MSA, which will aim to evaluate the use of captured CO2 in the Company’s various chemical processes, as well as investigating the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope as required. The Company incurred $141,033 (September 30, 2021: $Nil) of costs related to this agreement during the period ended September 30, 2022.

Amounts due to Telescope are non-interest bearing, unsecured and have no fixed terms of repayment.

As at September 30, 2022, there is $60,000 (June 30, 2022: $793,310) in accounts payable and accrued liabilities owing to Telescope Innovations Corp.